FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSES), NET
NOTE 16: -	FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2024	2023	2022

Financial income:
Interest income	$1,183	$2,341	$1,880
Amortization/accretion of premium/discount on marketable securities, net	1,387	732	-
Exchange rate differences and other	-	214	292

Financial expenses:
Exchange rate differences and other	660	-	-
Institutions interest Expenses	-	72	-
Amortization/accretion of premium/discount on marketable securities, net	-	-	38

	$1,910	$3,215	$2,134